OPERATING EXPENSES	6 Months Ended
Jun. 30, 2024
OPERATING EXPENSES
OPERATING EXPENSES
NOTE 18. OPERATING EXPENSES
18.1. Salaries and employee benefit
The detail for salaries and employee benefits for the six and three-months period ended June 30, 2024 and 2023 are as follows:

	For the six-month periods ended June 30		Quarterly
Salaries and employee benefit	2024	2023	2024	2023
	In millions of COP
Salaries (1)	1,211,954	1,150,516	602,370	572,287
Social security contributions	314,303	284,170	154,432	141,066
Bonuses (2)	307,329	443,545	153,956	209,541
Private premium (3)	287,230	339,033	123,555	192,033
Indemnization payment	158,201	87,714	112,267	54,286
Other benefits (4)	404,330	371,796	201,816	184,768

Total Salaries and employee benefit	2,683,347	2,676,774	1,348,396	1,353,981

(1)	This is mainly explained by salary increases indexed to inflation.
(2)	Corresponds mainly to bonuses for employees in accordance with the variable compensation model of the Bank.
(3)	This is mainly explained by the adjustment to the provision in accordance with actuarial calculations.
(4)	Includes vacations, severance and interest on severance, pension and employee benefits, mainly policy benefits, training and recreation.

18.2. Other administrative and general expenses
The details for administrative and general expenses for the six and three-months period ended June 30, 2024 and 2023 are as follows:

	For the six-month periods ended June 30		Quarterly
Other administrative and general expenses	2024	2023	2024	2023
	In millions of COP
Maintenance and repairs	446,345	425,180	228,343	216,432
Fees (1)	404,381	431,832	215,901	224,721
Insurance	360,597	365,601	177,577	181,403
Data processing	242,742	219,026	128,276	111,377
Frauds and claim (2)	174,965	134,495	82,938	73,398
Transport	123,955	115,854	65,966	58,586
Advertising	67,676	67,560	41,442	39,964
Cleaning and security services	65,094	65,910	32,894	34,243
Public services	64,153	60,171	34,096	30,907
Contributions and affiliations	60,321	63,954	30,318	32,010
Useful and stationery (3)	55,022	22,769	34,090	10,068
Communications	37,062	38,632	18,106	19,063
Properties improvements and installation	25,035	25,337	14,968	14,879
Disputes, fines and sanctions (4)	22,855	13,400	6,216	4,408
Real estate management	18,732	16,877	9,575	8,512
Travel expenses	13,185	15,073	7,311	8,266
Publications and subscriptions	11,948	11,509	6,157	6,203
Others	243,672	246,679	125,814	124,541

Total other administrative and general expenses	2,437,740	2,339,859	1,259,988	1,198,981

Taxes other than income tax (5)	780,826	694,729	389,932	346,834

(1)	The decrease is mainly explained by lower digital transformation fees.
(2)	The increase is generated mainly in virtual transactions and card frauds.
(3)	The increase is mainly generated by the issuance of debit and credit cards.
(4)	The increase is mainly due to commercial litigation.
(5)	The increase mainly generates in industry and commerce taxes and value added tax (IVA).

18.3.	Impairment, depreciation and amortization
The detail for Impairment, depreciation and amortization for the six and three-months period ended June 30, 2024 and 2023 are as follows:

	For the six-month periods ended June 30		Quarterly
Impairment, depreciation and amortization	2024	2023	2024	2023
	In millions of COP
Depreciation of premises and equipment (1)	325,919	294,316	160,999	152,930
Depreciation of right-of-use assets	99,374	120,710	49,677	58,755
Amortization of intangible assets	102,687	95,307	53,881	49,627
Impairment of other assets, net (2)	36,695	20,940	25,176	9,865

Total impairment, depreciation and amortization	564,675	531,273	289,733	271,177

(1)	See Note 9. Premises and equipment, net.
(2)	Includes impairment of property and equipment for COP 422 in 2024 and COP 1,480 in 2023.